Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Oct. 22, 2019
Document Creation Date	dei_DocumentCreationDate	Oct. 21, 2019